Significant Events in the Reporting Period (Details) $ / shares in Units, $ in Thousands	6 Months Ended	9 Months Ended
	Jun. 30, 2022 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 ₪ / shares	Sep. 01, 2022 USD ($) $ / shares shares	Aug. 23, 2022 shares	Jul. 16, 2022 USD ($) $ / shares shares	May 01, 2022 USD ($) $ / shares shares	May 01, 2022 ₪ / shares	Mar. 13, 2022 USD ($) $ / shares shares	Mar. 13, 2022 ₪ / shares	Mar. 01, 2022 USD ($) $ / shares shares	Mar. 01, 2022 ₪ / shares	Feb. 28, 2022 USD ($) $ / shares shares	Feb. 28, 2022 ₪ / shares
Significant Events in the Reporting Period (Details) [Line Items]
Cost of revenues from proprietary products	$ 3,342	$ 917
Cost charges	3,082	917
Loss of in-process materials	$ 260
Employee benefit liability		$ 361
Under the Israeli Share Option Plan [Member]
Significant Events in the Reporting Period (Details) [Line Items]
Option granted (in Shares) | shares		51,200					18,100		15,000		10,000		1,105,100
Exercise prices for share option | (per share)							$ 5.64		$ 5.8	₪ 18.92	$ 6.04	₪ 54	$ 5.97	₪ 19.36
Fair value of options		$ 89					$ 40		$ 29		$ 21		$ 2,222
US Share Option Plan [Member]
Significant Events in the Reporting Period (Details) [Line Items]
Option granted (in Shares) | shares		28,100		18,100	79,300				18,100				23,100
Exercise prices for share option | $ / shares				$ 5.16									$ 6.1
Fair value of options				$ 36					$ 41				$ 49
US Share Option Plan [Member] | Ordinary Shares [Member]
Significant Events in the Reporting Period (Details) [Line Items]
Option granted (in Shares) | shares						60,000	60,000
Fair value of options						$ 119	$ 135
Employees [Member]
Significant Events in the Reporting Period (Details) [Line Items]
Option granted (in Shares) | shares													1,327,500
Chief Executive Officer [Member]
Significant Events in the Reporting Period (Details) [Line Items]
Option granted (in Shares) | shares													400,000
Board of Directors [Member]
Significant Events in the Reporting Period (Details) [Line Items]
Option granted (in Shares) | shares													270,000
Bottom of range [member] | Under the Israeli Share Option Plan [Member]
Significant Events in the Reporting Period (Details) [Line Items]
Exercise prices for share option | (per share)		$ 5.27	₪ 17.18
Bottom of range [member] | US Share Option Plan [Member]
Significant Events in the Reporting Period (Details) [Line Items]
Exercise prices for share option | (per share)			5.36						$ 6.06
Bottom of range [member] | US Share Option Plan [Member] | Ordinary Shares [Member]
Significant Events in the Reporting Period (Details) [Line Items]
Exercise prices for share option | (per share)						$ 5.04		₪ 5.88
Top of range [member] | Under the Israeli Share Option Plan [Member]
Significant Events in the Reporting Period (Details) [Line Items]
Exercise prices for share option | (per share)		5.27	17.41
Top of range [member] | US Share Option Plan [Member]
Significant Events in the Reporting Period (Details) [Line Items]
Exercise prices for share option | (per share)		$ 5.31	₪ 59